TAX REFUND RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Tax Refund Receivable [Abstract]
Tax Refund Receivable [Text Block]
NOTE 4 – TAX REFUND RECEIVABLE

Tax refund receivable represents the 19% value added tax receivable from the government of the Czech Republic.  No allowance for doubtful accounts has been provided as we believe the amounts are fully collectible.

NOTE 4 – TAX REFUND RECEIVABLE

Tax refund receivable represents the 19% value added tax receivable from the government of the Czech Republic.  No allowance for doubtful accounts has been provided as we believe the amounts are fully collectible.